Segment Information	12 Months Ended
Jun. 30, 2023
Segment Information [Abstract]
Segment information
21.	Segment information

Segment information is presented consistently with the internal report provided by the chief operating decision maker that is the Executive Board, responsible for allocating resources, assessing the performance of the operating segments, and for making the Company’s strategic decisions.

Segment information is based on information used by BrasilAgro executive board to assess the performance of the operating segments and to make decisions on the investment of funds. The Company has six segments, namely: (i) real estate, (ii) grains, (iii) sugarcane, (iv) cattle raising, (v) cotton and (vi) other. The operating assets related to these segments are located only in Brazil, Paraguay and Bolivia.

The main activity of the grains segment is the production and sale of soybean, corn and bean.

The Sugarcane segment includes the sale of the raw product.

The Real Estate segment presents the P&L from operations carried out in the Company’s subsidiaries.

The cattle raising segment consists of producing and selling beef calves after weaning, which characterizes the activity as breeding and fattening of cattle.

The cotton segment is engaged primarily in the production and sale of cotton lint and seed.

The selected P&L, liabilities and assets information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:

	2023
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate
Net revenue	903,372	14,893	579,018	38,195	244,830	24,807	1,629	-
Gain from sale of farm	346,065	346,065	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	78,238	-	111,304	(3,631)	(6,903)	(13,824)	(8,708)	-
Reversal of provision for agricultural products after harvest	(47,708)	-	(47,168)	(509)	-	-	(31)	-
Cost of sales	(886,225)	(6,190)	(556,554)	(34,565)	(242,165)	(25,536)	(21,215)	-
Gross income	393,742	354,768	86,600	(510)	(4,238)	(14,553)	(28,325)	-
Operating income (expenses)
Selling expenses	(41,008)	(2,190)	(33,633)	(3,394)	(1,068)	(553)	(170)	-
General and administrative expenses	(65,792)	-	-	-	-	-	-	(65,792)
Other operating income	(11,049)	-	-	-	-	-	-	(11,049)
Equity pickup	(70)	-	-	-	-	-	-	(70)
Operating income (loss)	275,823	352,578	52,967	(3,904)	(5,306)	(15,106)	(28,495)	(76,911)
Financial income	732,715	238,012	184,845	13,697	25,891	4,023	-	266,247
Financial expenses	(726,829)	(263,195)	(167,664)	(13,964)	(15,838)	(2,195)	-	(263,973)
Net income (loss) before taxes	281,709	327,395	70,148	(4,170)	4,747	(13,278)	(28,495)	(74,637)
Income and social contribution taxes	(13,173)	(5,912)	(23,850)	1,418	(1,614)	4,515	9,689	2,581
Net income (loss) for the year	268,536	321,483	46,298	(2,752)	3,133	(8,763)	(18,806)	(72,056)
Total assets	3,508,075	1,418,129	259,859	34,347	97,393	54,271	106,479	1,537,597
Total liabilities	1,310,933	473,999	86,120	8	555,081	-	-	195,725

	2022
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	1,168,137	6,450	720,883	25,242	378,919	31,507	5,136	-
Gain from sale of farm	251,534	251,534	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	549,764	-	313,944	7,122	227,717	968	13	-
Reversal of provision for agricultural products after harvest	(50,822)	-	(49,244)	(1,576)	-	-	(2)	-
Cost of sales	(1,142,688)	(4,536)	(720,236)	(24,967)	(352,519)	(27,948)	(12,482)	-
Gross income	775,925	253,448	265,347	5,821	254,117	4,527	(7,335)	-
Operating income (expenses)
Selling expenses	(43,578)	-	(33,359)	(794)	(1,260)	(970)	(7,195)	-
General and administrative expenses	(55,968)	-	-	-	-	-	-	(55,968)
Other operating income	13,829	-	-	-	-	-	-	13,829
Equity pickup	(31)	-	-	-	-	-	-	(31)
Operating income (loss)	690,177	253,448	231,988	5,027	252,857	3,557	(14,530)	(42,170)
Net financial income
Financial income	955,783	356,337	423,883	17,490	11,363	3,054	-	143,656
Financial expenses	(1,008,643)	(324,297)	(497,102)	(25,924)	(8,127)	(2,746)	-	(150,447)
Net income (loss) before taxes	637,317	285,488	158,769	(3,407)	256,093	3,865	(14,530)	(48,961)
Income and social contribution taxes	(117,217)	(18,277)	(53,981)	1,158	(87,072)	(1,314)	4,940	37,329
Net income (loss) for the year	520,100	267,211	104,788	(2,249)	169,021	2,551	(9,590)	(11,632)
Total assets	3,345,263	1,691,599	402,120	38,625	274,605	69,749	144,916	723,649
Total liabilities	1,129,215	290,399	101,239	1,393	35,093	-	-	701,091

	2021
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	662,952	11,365	330,417	27,771	264,978	28,966	(545)	-
Gain from sale of farm	53,097	53,097	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	527,348	-	348,307	30,051	142,302	10,234	(3,546)	-
Reversal of provision for agricultural products after harvest	(22,728)	-	(22,728)	-	-	-	-	-
Cost of sales	(729,145)	(1,874)	(431,126)	(37,082)	(231,543)	(25,596)	(1,924)	-
Gross income	491,524	62,588	224,870	20,740	175,737	13,604	(6,015)	-
Operating income (expenses)
Selling expenses	(27,951)	(491)	(26,073)	(289)	(563)	(535)	-	-
General and administrative expenses	(46,852)	-	-	-	-	-	-	(46,852)
Other operating income	(22,613)	-	-	-	-	-	-	(22,613)
Equity pickup	11	-	-	-	-	-	-	11
Operating income (loss)	394,119	62,097	198,797	20,451	175,174	13,069	(6,015)	(69,454)
Net financial income
Financial income	849,623	269,001	524,696	3,253	3,406	4,113	-	45,154
Financial expenses	(945,611)	(233,339)	(601,953)	(7,431)	(8,929)	(7,273)	-	(86,686)
Net income (loss) before taxes	298,131	97,759	121,540	16,273	169,651	9,909	(6,015)	(110,986)
Income and social contribution taxes	19,515	(10,762)	(41,324)	(5,533)	(57,681)	(3,369)	2,045	136,139
Net income (loss) for the year	317,646	86,997	80,216	10,740	111,970	6,540	(3,970)	25,153
Total assets	3,428,318	1,486,493	392,283	25,289	218,017	47,587	33,238	1,225,411
Total liabilities	1,245,717	251,423	283,420	2,563	61,992	-	-	646,319

The balance sheet accounts are mainly represented by “Trade accounts receivables”, “Biological assets”, “Inventories of agricultural products” and “Investment properties”.

a)	Information on concentration of clients

In the year ended June 30, 2023, the Company has four clients individually representing 10% or more of consolidated revenues, representing 45.8% of the total revenues of the Company. Of these three clients, one account for 63.1% of the revenues from the sugarcane segment and two account for 42% of the revenues from the grain/cotton segments.

In the year ended June 30, 2022, the Company has four clients individually representing 10% or more of consolidated revenues, representing 57.9% of the total revenues of the Company. Of these four clients, two account for 97.8% of the revenues from the sugarcane segment and two account for 41% of the revenues from the grain/cotton segments.

In the year ended June 30, 2021, the Company has three clients individually representing 10% or more of consolidated revenues, representing 50% of the total sales of the Company. Of these three clients, two account for 99% of the revenues from the sugarcane segment and one account for 23% of the revenues from the grains segment.

There are no clients in other segments that represent 10% or more of revenue of total sales.

b) Geographic information

Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:

	Brazil			Paraguay and Bolivia
	2023	2022	2021	2023	2022	2021
Net revenue	815,589	1,077,731	616,611	87,783	90,406	46,341
Non-current	1,260,255	925,019	865,060	394,547	429,042	387,754